Employee benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Classes of employee benefits expense
Selling, general and administrative expenses	€ 6,383	€ 6,185	€ 12,355	€ 11,736
Research & Development expenses	7,472	6,605	14,671	12,762
Employee benefits expense
Classes of employee benefits expense
Selling, general and administrative expenses	2,293	2,390	4,876	4,802
Research & Development expenses	3,243	3,386	7,213	7,381
Total employee benefits	€ 5,536	€ 5,776	€ 12,089	€ 12,183